Nature of expenses (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by nature [abstract]
Disclosure of research and development

	2017 $	2016 $
Research and development
Contract research organizations (CROs) and other third party clinical trial expenses	21,634	10,178
Drug supply and distribution	7,124	1,800
Salaries, incentive pay and employee benefits	3,065	1,622
Travel, insurance, patent annuity fees, legal fees and other	1,114	604
Stock compensation expense	993	330
	33,930	14,534

Disclosure of administrative expenses

	2017 $	2016 $
Corporate, administration and business development
Salaries, incentive pay, director fees and employee benefits	4,239	2,902
Professional and consulting fees	2,125	1,664
Stock compensation expense	3,249	1,053
Rent, insurance, information technology and other public company operating costs	1,327	829
Travel, tradeshows and sponsorships	1,156	522
	12,096	6,970